Director's Emoluments (Tables)	6 Months Ended
Jun. 30, 2023
Director’s Emoluments [Abstract]
Schedule of Director’s Emoluments
	For the six months ended June 30, 2023	For the six months ended June 30, 2022
	EUR	EUR
Director’s fee	-	32,544
Other emoluments	-	8,182
	-	40,726